Capital, Reserves and Warrants - Schedule of Capital, Reserves (Parentheticals) (Details) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Ordinary Shares Nominal Value [member] | Common Shares [Member]
Schedule of Capital, Reserves and Warrants [Line Items]
Common shares with a nominal value	[1]	$ 0.002	$ 0.002

[1]	The par value of the common shares was reduced from CHF 4.00 and changed to $0.0001 following approval by the Company’s special general meeting of October 31, 2023. Following a reverse share split in December 2023 at a ratio of 20:1 the par value increased to $0.002 per common share. In total the share capital was reduced by $3,450,605 to $2,956 and the amount of the reduction was credited to share premium.